FIRST AMERICAN STRATEGY FUNDS, INC.

                          GLOBAL GROWTH ALLOCATION FUND


                       Supplement Dated February 22, 2002,
                      To Prospectus Dated January 28, 2002

       THIS INFORMATION SUPPLEMENTS THE PROSPECTUS DATED JANUARY 28, 2002.
      THIS SUPPLEMENT AND THE PROSPECTUS CONSTITUTE A CURRENT PROSPECTUS.
         TO REQUEST A COPY OF THE PROSPECTUS, PLEASE CALL 800-677-FUND.

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Effective February 22, 2002, Global Growth Allocation Fund will be closed to new investors. If you have questions, please contact your investment professional, or you may call First American Funds Investor Services at 800-677-FUND.



























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   NOT FDIC INSURED            NO BANK GUARANTEE               MAY LOSE VALUE
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U.S. Bancorp Asset Management, Inc. serves as investment advisor to the First
American Funds. First American Funds are distributed by Quasar Distributors,
LLC, an affiliate of the investment advisor.                              FASF